Vessels and drydock - Operating vessels and drydock rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 3,190,820
Ending balance	2,741,440	$ 3,190,820
Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	4,423,317	4,798,202
Additions	65,057	105,477
Disposal of vessels	(457,030)	(435,765)
Write-offs	(37,500)	(44,597)
Ending balance	3,993,844	4,423,317
Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,232,497)	(1,220,267)
Charge for the period	(180,335)	(185,319)
Disposal of vessels	122,928	128,492
Write-offs	37,500	44,597
Ending balance	(1,252,404)	(1,232,497)
Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	3,076,506
Ending balance	$ 2,613,257	$ 3,076,506
Vessels | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	22
Vessels | Eleven MR Vessels | MR | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel		11
Vessels | STI Maestro, STI Battery, STI Venere, STI Milwaukee and STI Yorkville | MR | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	5
Vessels | STI Lobelia, STI Lavender, STI Goal, STI Gallantry, And STI Kingsway | LR2 | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	5
Vessels | Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 4,250,399	$ 4,664,735
Additions	6	148
Disposal of vessels	(436,731)	(414,484)
Write-offs	0	0
Ending balance	3,813,674	4,250,399
Vessels | Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,173,893)	(1,140,414)
Charge for the period	(143,097)	(155,882)
Disposal of vessels	116,573	122,403
Write-offs	0	0
Ending balance	(1,200,417)	(1,173,893)
Drydock
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	114,314
Ending balance	128,183	114,314
Drydock | Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	172,918	133,467
Additions	65,051	105,329
Disposal of vessels	(20,299)	(21,281)
Write-offs	(37,500)	(44,597)
Ending balance	180,170	172,918
Drydock | Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(58,604)	(79,853)
Charge for the period	(37,238)	(29,437)
Disposal of vessels	6,355	6,089
Write-offs	37,500	44,597
Ending balance	$ (51,987)	$ (58,604)